SUBSEQUENT EVENTS	5 Months Ended	6 Months Ended
	Jun. 30, 2015	Dec. 31, 2015
Shuhai [Member]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company has reviewed its subsequent events through the date these financial statements were issued and has determined that no additional material subsequent events have occurred that require recognition in or disclosure to the financial statements.

Datasea [Member]
SUBSEQUENT EVENTS

NOTE 11 – SUBSEQUENT EVENTS

The Company has reviewed its subsequent events through the date these financial statements were available to be issued and has determined that no material subsequent events have occurred that require recognition in or disclosure to the financial statements.